Debt Instruments Eligible to Compose Capital (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments Eligible to Compose Capital
Total		R$ 8,436,901	R$ 8,311,918	R$ 9,959,037
Issuance: jan-14 | Maturity: no maturity (perpetual) | Issuance Value: R$3,000 | Interest Rate (p.a.): 7.4%
Debt Instruments Eligible to Compose Capital
Tier I	[1]	4,187,531	4,125,557	4,943,194
Issuance: jan-14 | Maturity: jan-24 | Issuance Value: R$3,000 | Interest Rate (p.a.): 6.0%
Debt Instruments Eligible to Compose Capital
Tier II	[2]	R$ 4,249,370	R$ 4,186,361	R$ 5,015,843

[1]	Interest quarterly paid from April 29, 2014.
[2]	Interest semiannually paid from July 29, 2014.